EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2023:

(MILLIONS)	June 30, 2023
Balance, beginning of year	$1,392
Investment	222
Share of net income	46
Share of other comprehensive income	(18)
Dividends received	(21)
Foreign exchange translation and other	23
Balance as at June 30, 2023	$1,644